OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES [Abstract]
Payable for purchase of property, plant and equipment	$ 71,283,739	$ 116,661,198
Other payables	55,339,514	42,716,151
Other current liabilities	$ 126,623,253	$ 159,377,349